Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Restricted cash (in Dollars)			$ 298
Amortized cost of sales (in Dollars)	26,808		25,514	$ 128
Unamortized cost (in Dollars)			112	$ 770
Intangible asset use ful life	7 years				7 years
Contract liabilities (in Dollars)	$ 27		130
Income Taxes Paid	14,100	¥ 100,000
Bank deposit	68,500				¥ 500,000
Cash held in bank (in Dollars)	$ 196,652		$ 194,081
Customer Concentration Risk [Member] | Accounts Payable [Member] | Vendor Two [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			21.00%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Vendor Three [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			12.00%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Vendor Four [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			11.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	24.00%	24.00%	25.00%	21.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	24.00%	24.00%	23.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	21.00%	21.00%	17.00%	18.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	22.00%	22.00%	16.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	16.00%	16.00%	13.00%	18.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	16.00%	16.00%	15.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	15.00%	15.00%	12.00%	15.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	13.00%	13.00%	14.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%	11.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			12.00%
Customer Concentration Risk [Member] | Customer Six [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			11.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor One [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	53.00%	53.00%	50.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor Two [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	27.00%	27.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor Three [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%	11.00%
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation rate	7.2993		7.0999		7.2993
Foreign currency average translation rates	7.1957		7.0809	6.7261	7.1957
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation rate	1		1		1
Foreign currency average translation rates	1		1	1	1